StepStone Private Infrastructure Fund
Consolidated Schedule of Investments (Unaudited)
June 30, 2024

Investments	Asset Class	Acquisition Date	Fair Value
Co-Investments - 4.3%[1,2,3,4]
Europe - 2.6%
KKR Optics Co-Invest Blocker L.P.*	Infrastructure Assets	05/23/2024	$3,908,760
Total Europe			3,908,760

North America - 1.7%
ECP V (California Co-Invest), LP*,5	Infrastructure Assets	05/26/2024	—
Sandbrook rPlus Co-Invest II LP*,5	Infrastructure Assets	05/21/2024	2,469,136
Stonepeak Ace (Co-Invest) Holdings (CYM) LP*,5	Infrastructure Assets	04/26/2024	—
Total North America			2,469,136
Total Co-Investments (Cost $6,416,473)			6,377,896

Secondary Investments - 27.5%[1,2,3,4]
Europe - 18.0%
Antin Infrastructure Partners II LP *,5,6	Infrastructure Assets	10/02/2023	511,987
Compass European Infrastructure SCSp*,5	Infrastructure Assets	11/23/2023	4,766,859
EQT Infrastructure Fund II (No.1) SCSp *,5	Infrastructure Assets	11/08/2023	141,209
EQT Infrastructure Fund III (No.1) SCSp*,5	Infrastructure Assets	11/08/2023	616,024
EQT Infrastructure IV (No.2) USD SCSp*,5,7	Infrastructure Assets	10/10/2023	9,144,056
iCON Infrastructure Partners III, L.P.*,5,7	Infrastructure Assets	09/29/2023	3,699,868
InfraVia European Fund III SCSp[5,6]	Infrastructure Assets	10/19/2023	4,399,769
KKR Global Infrastructure Investors III EEA (EUR) SCSp*,5,7	Infrastructure Assets	04/01/2024	3,151,147
Total Europe			26,430,919

North America - 9.5%
Brookfield Americas Infrastructure Fund, L.P.[5,8]	Infrastructure Assets	09/29/2023	165,125
Brookfield Infrastructure Fund III-A, L.P.[5,8]	Infrastructure Assets	09/29/2023	1,923,858
Brookfield Infrastructure Fund IV (ER) SCSP[5,8]	Infrastructure Assets	01/30/2024	4,142,446
Global Energy & Power Infrastructure Fund II, L.P.*,5,9	Infrastructure Assets	10/05/2023	947,853
Global Infrastructure Partners III-C, L.P.[5,8]	Infrastructure Assets	09/29/2023	4,031,638
KKR Global Infrastructure Investors II (EEA) L.P.*,5,7	Infrastructure Assets	01/01/2024	519,423
Stonepeak Infrastructure Fund II LP5,9	Infrastructure Assets	10/02/2023	557,773
Stonepeak Infrastructure Fund LP5,9	Infrastructure Assets	10/02/2023	1,624,273
Total North America			13,912,389
Total Secondary Investments (Cost $34,830,885)			40,343,308

Short-Term Investments - 7.0%
Fidelity Investments Money Market Government Portfolio - Class I, 5.21% (10,236,271 shares)[10,11]			10,236,271
Total Short-Term Investments (Cost $10,236,271)			10,236,271
Total Investments - 38.8% (Cost $51,483,629)			$56,957,475
Other assets in excess of liabilities - 61.2%			89,983,456
Net Assets - 100.0%			$146,940,931

StepStone Private Infrastructure Fund
Consolidated Schedule of Investments (Unaudited) (continued)
June 30, 2024

*	Investment is non-income producing.
1	Geographic region generally reflects the location of the investment manager.
2	Investments do not issue shares or hold outstanding principal, except where noted. Terms shares and units are used interchangeably.
3	Investments do not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor and the final distribution date is not known at this time, except where noted.
4	Private investments are generally issued in private placement transactions and as such are generally restricted as to resale. There are no circumstances that could cause a lapse in the restriction to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under acquisition date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of June 30, 2024 was $46,721,204, or 31.8% of net assets. As of June 30, 2024, the aggregate cost of each investment restricted to sale was $3,918,411, $0, $2,498,062, $0, $522,404, $4,137,968, $195,542, $390,634, $7,313,053, $3,637,248, $3,349,680, $2,750,817, $119,033, $1,569,602, $4,080,805, $1,114,387, $3,372,469, $269,506, $519,740 and $1,487,997, respectively, totaling $41,247,358.
5	Investment has been committed to but has not been fully funded by the Fund.
6	Security is held by STRUCTURE Cayman II LLC.
7	Security is held by STRUCTURE Cayman III LLC.
8	Security is held by STRUCTURE Cayman IV LLC.
9	Security is held by STRUCTURE Cayman LLC.
10	The audited financial statements of the fund can be found at sec.gov.
11	The rate reported is the 7-day effective yield at the period end.